BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LOANS AND BORROWINGS
Accounts receivable	¥ 3,021,956	¥ 2,493,059
Other current assets	415,531	444,466
Property and equipment, net	40,204,133	40,098,423
Prepaid land use rights, net	21,774	22,388
Operating lease ROU assets	5,193,408	5,310,723
Other non-current assets	674,936	747,123
Total assets	¥ 73,648,628	¥ 74,446,690
Weighted average interest rates of long-term borrowings	4.12%	4.84%
Asset pledged as security | Long-term borrowings
LOANS AND BORROWINGS
Accounts receivable	¥ 2,383,419	¥ 1,694,012
Other current assets	87,225	97,307
Property and equipment, net	8,310,725	9,056,333
Prepaid land use rights, net	16,791	17,262
Operating lease ROU assets	3,639,061	3,681,166
Other non-current assets	19,052	24,272
Total assets	¥ 14,456,273	¥ 14,570,352